PREPAYMENTS AND DEPOSITS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Prepayments And Deposits
PREPAYMENTS AND DEPOSITS

7. PREPAYMENTS AND DEPOSITS

	As of
	September 30, 2022	December 31, 2021

Receivables from sales distributors	$33,744	$115,379
Deposits to suppliers	136,988	301,233
Subtotal	170,732	416,612
Less: Provision for doubtful accounts	-	(121,095)
Total	$170,732	$295,517

AGAPE ATP CORPORATION

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

(Currency expressed in United States Dollars (“US$”), except for number of shares)

7. PREPAYMENTS AND DEPOSITS (Continued)

Movements of allowance for doubtful accounts are as follows:

	For the nine months ended September 30, 2022	For the year ended December 31, 2021

Beginning balance	$121,095	$-
Addition	-	121,514
Write off	(120,372)	-
Exchange rate effect	(723)	(419)
Ending balance	$-	$121,095

8. PREPAYMENTS AND DEPOSITS

	As of December 31,
	2021	2020
Receivables from sales distributors	$115,379	$35,302
Deposits to suppliers	301,233	261,068
Subtotal	416,612	296,370
Less: Provision for doubtful accounts	(121,095)	-
Total	$295,517	$296,370

Movements of allowance for doubtful accounts are as follows:

	For the years ended December 31,
	2021	2020
Beginning balance	$-	$-
Addition	121,514	-
Write off	-	-
Exchange rate effect	(419)	-
Ending balance	$121,095	$-